Investments in associates and joint ventures - Carrying amount, equity in results and dividend (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 2,798	$ 3,225	$ 3,568
Equity results in income statement	228	305	98
Dividends received	353	245	227
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures	1,729	1,814
Equity results in income statement	254	417	329
Dividends received	$ 296	189	130
Ferrous minerals | VLI S.A.
Investments in associates and joint ventures
% Ownership	37.60%
% Voting capital	37.60%
Investments in associates and joint ventures	$ 812	857
Equity results in income statement	1	30	29
Dividends received	$ 9	7	19
Ferrous minerals | Zhuhai YPM Pellet Co
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Investments in associates and joint ventures	$ 23	22
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Investments in associates and joint ventures	$ 25	23
Equity results in income statement	$ 4	5	7
Dividends received		1	1
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Investments in associates and joint ventures	$ 88	104
Equity results in income statement	48	69	50
Dividends received	$ 62	32	19
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	50.89%
% Voting capital	50.89%
Investments in associates and joint ventures	$ 70	83
Equity results in income statement	37	55	41
Dividends received	$ 50	23	16
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	50.90%
% Voting capital	51.00%
Investments in associates and joint ventures	$ 65	81
Equity results in income statement	30	60	40
Dividends received	$ 54	32	17
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Ownership	51.00%
% Voting capital	51.11%
Investments in associates and joint ventures	$ 150	148
Equity results in income statement	84	126	93
Dividends received	$ 92	67	29
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
% Ownership	48.16%
% Voting capital	46.75%
Investments in associates and joint ventures	$ 496	496
Equity results in income statement	50	72	69
Dividends received	29	27	29
Coal
Investments in associates and joint ventures
Investments in associates and joint ventures		317
Equity results in income statement	$ (2)	16	20
Coal | Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Investments in associates and joint ventures		317
Equity results in income statement	$ (2)	16	20
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 14	14
Equity results in income statement		1	1
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Investments in associates and joint ventures	$ 14	14
Equity results in income statement		1	1
Others
Investments in associates and joint ventures
Investments in associates and joint ventures	1,055	1,080
Equity results in income statement	(24)	(129)	(252)
Dividends received	$ 57	56	97
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
% Ownership	40.00%
% Voting capital	40.00%
Investments in associates and joint ventures	$ 97	93
Equity results in income statement	15	2	13
Dividends received			41
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures	86	92
Equity results in income statement	$ (28)	(5)	(68)
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
% Ownership	55.00%
% Voting capital	55.00%
Investments in associates and joint ventures	$ 470	486
Equity results in income statement	31	25	27
Dividends received	$ 28	25	29
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
% Ownership	51.00%
% Voting capital	51.00%
Investments in associates and joint ventures	$ 160	162
Equity results in income statement	$ 4	15	(2)
Others | California Steel Industries, Inc
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Investments in associates and joint ventures	$ 242	247
Equity results in income statement	23	77	42
Dividends received	$ 29	31	27
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
% Ownership	50.00%
% Voting capital	50.00%
Equity results in income statement	$ (69)	$ (243)	$ (264)